  Dana Limited Volatility ETF

  Schedule of Investments

  May 31, 2026 (Unaudited)

ASSET BACKED SECURITY - 10.2%	Par	Value
Small Business Administration Pools
Pool SBA 509674, 4.20% (Prime Rate + (2.55%)), 05/25/2040	97,480	$97,697
Pool SBA 510131, 4.25% (Prime Rate + (2.50%)), 02/25/2028	21,010	20,996
Pool SBA 510438, 7.83% (Prime Rate + (1.08%)), 09/25/2028	15,140	15,595
Pool SBA 510570, 4.25% (Prime Rate + (2.50%)), 01/25/2027	31,740	31,678
Pool SBA 530860, 5.55% (Prime Rate + (1.20%)), 03/25/2035	261,070	271,624
Pool SBA 530995, 4.15% (Prime Rate + (2.60%)), 02/25/2036	95,300	95,163
Pool SBA 531013, 4.15% (Prime Rate + (2.60%)), 01/25/2036	291,789	292,436
Pool SBA 531046, 5.75% (Prime Rate + (1.00%)), 01/25/2036	195,384	203,394

TOTAL ASSET BACKED SECURITY (Cost $1,027,399)		1,028,583

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%	Par	Value
Federal Home Loan Mortgage Corp. REMICs
Series 3830, Class FG, 4.21%, 03/15/2041	5,540	5,506
Series 4846, Class PF, 4.61%, 12/15/2048	8,998	8,774
Series 5485, Class BF, 5.27%, 12/25/2054	50,894	51,533
Federal Home Loan Mortgage Corp. Strips
Series 240, Class F21, 0.46%, 07/15/2036	6,772	6,708
Series 246, Class F15, 4.71%, 05/15/2037	33,531	33,301
Federal National Mortgage Association REMICs
Series 03-88, Class BF, 4.61%, 09/25/2036	1,505	1,493
Series 06-118, Class A2, 3.82%, 12/25/2036	14,283	14,039
Series 07-89, Class FB, 4.64%, 09/25/2037	3,293	3,276
Government National Mortgage Association
Series 16-H24, Class RR9, 4.82%, 10/20/2065	9,649	9,658
Series 17-H03, Class FB, 4.87%, 06/20/2066	37,021	37,074

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $168,486)		171,362

MORTGAGE-BACKED SECURITIES - 62.5%	Par	Value
Fannie Mae Pool
Pool FN 462280, 6.37%, 01/01/2036	109,587	110,101
Pool FN 689939, 5.81%, 12/01/2032	48,645	49,677
Pool FN 693017, 0.00%, 05/01/2033	83,457	84,271
Pool FN BM6043, 3.55%, 06/01/2049	93,192	91,611
Pool FN BM6797, 1.53%, 10/01/2051	103,439	105,792
Pool FN BM7903, 5.42%, 11/01/2049	43,111	44,933
Pool FN BM7917, 1.88%, 10/01/2055	118,227	120,459
Pool FN BM7943, 2.93%, 11/01/2052	287,766	294,724
Pool FN BM7946, 5.36%, 01/01/2051	378,159	390,265
Pool FN BM7971, 6.26%, 09/01/2040	392,062	409,332
Pool FN BM7973, 6.19%, 07/01/2039	383,610	398,007
Pool FN BM8005, 2.09%, 02/01/2053	392,657	405,515
Pool FN BM8021, 3.15%, 01/01/2054	396,586	390,866

Pool FN CB2213, 1.49%, 11/01/2051	$87,787	$88,500
Freddie Mac Non Gold Pool
Pool FH 1G2511, 6.86%, 05/01/2036	14,346	14,846
Pool FH 1J1635, 6.46%, 03/01/2037	22,866	23,643
Pool FH 1L0176, 6.33%, 08/01/2035	118,120	121,369
Pool FH 1N0352, 6.76%, 02/01/2037	16,186	16,596
Pool FH 1Q0080, 6.43%, 01/01/2036	18,981	19,593
Pool FH 1Q0142, 6.19%, 08/01/2036	15,143	15,480
Pool FH 1Q0717, 6.42%, 06/01/2037	12,897	13,218
Pool FH 781525, 6.42%, 05/01/2034	16,995	17,383
Pool FH 782853, 5.96%, 11/01/2034	28,233	29,376
Pool FH 841239, 4.30%, 03/01/2051	99,834	104,329
Pool FH 841591, 3.84%, 02/01/2053	95,065	97,092
Pool FH 841741, 5.55%, 04/01/2054	64,376	65,039
Pool FH 842086, 5.91%, 12/01/2050	141,011	146,342
Pool FH 842087, 5.03%, 10/01/2050	242,659	250,525
Pool FH 842088, 3.60%, 11/01/2048	190,419	192,239
Pool FH 842100, 3.69%, 02/01/2053	191,187	198,551
Pool FH 842113, 3.07%, 12/01/2050	293,279	286,734
Pool FH 847270, 6.52%, 09/01/2032	22,486	22,821
Pool FH 847273, 6.55%, 04/01/2034	30,791	31,564
Pool FH 848609, 6.49%, 11/01/2037	235,544	242,280
Ginnie Mae II Pool
Pool G2 788445, 5.25%, 09/20/2052	285,856	290,662
Pool G2 MA1615, 5.63%, 01/20/2044	294,365	296,916
Pool G2 MA7997, 1.50%, 04/20/2052	201,960	191,288
Pool G2 MA7998, 2.00%, 04/20/2052	81,554	78,223
Pool G2 MA8211, 3.00%, 08/20/2052	188,160	185,601
Pool G2 MB0954, 4.00%, 02/20/2056	348,442	343,782

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,319,076)		6,279,545

U.S. GOVERNMENT AGENCY DEBT - 10.6%	Par	Value
Government Agencies - 10.6%
Federal Farm Credit Banks Funding Corp
4.20%, 11/26/2029	100,000	99,074
3.72%, 12/01/2027	100,000	99,609
3.75%, 01/05/2029	100,000	99,415
3.87%, 11/12/2027(a)	20,000	20,054
Federal Home Loan Banks
4.00%, 12/01/2028	75,000	74,566
5.00%, 06/09/2028(a)	15,000	15,272
3.80%, 09/11/2028	300,000	299,282
3.88%, 10/06/2028	35,000	34,789
Federal National Mortgage Association
3.75%, 01/22/2029	125,000	124,038
3.88%, 02/27/2029	200,000	198,428
TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $1,070,285)		1,064,527

U.S. TREASURY SECURITIES - 2.0%	Principal Amount	Value
United States Treasury Note/Bond
4.50%, 05/15/2027	$200,000	$201,095
TOTAL U.S. TREASURY SECURITIES (Cost $201,823)		201,095

SHORT-TERM INVESTMENTS - 11.7%
Money Market Funds - 7.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(b)	785,780	785,780

U.S. Treasury Bills - 3.9%	Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 3.63%(c)	$200,000	198,677
U.S. Treasury Bill, 1/21/2027, 3.69%(c)	200,000	195,359
		394,036

TOTAL SHORT-TERM INVESTMENTS (Cost $1,180,122)		1,179,816

TOTAL INVESTMENTS - 98.7% (Cost $9,967,191)		$9,924,928
Other Assets in Excess of Liabilities - 1.3%		126,250
TOTAL NET ASSETS - 100.0%		$10,051,178

Percentages are stated as a percent of net assets.

(a)	At maturity security. Interest is paid in full at the maturity date.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(c)	The rate shown is the annualized effective yield as of May 31, 2026.